Investments in associates and joint ventures (Details) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Investments In Associates and Joint Ventures [Abstract]
Beginning of the year		$ 36,212	$ 52,739
Adjustment of previous years (IFRS 9 and IAS 28)		(1,979)
Share-holding increase in associates and joint ventures		2,774	697
Capital contribution		2,852	163
Share of profit / (loss)		8,812	(7,328)
Decrease for control obtainment (Note 4)			(153)
Currency translation adjustment		9	(429)
Cash dividends	[1]	(1,846)	(1,734)
Sale of associates			(7,178)
Capital reduction		(106)	(672)
Other comprehensive loss		(1,244)
Deconsolidation		(155)	(637)	$ (14,360)
Reclassification to held-for-sale		(2,070)
Incorporation by business combination		2,517	212
Others		4	(105)
End of the year		$ 75,111	$ 36,212	$ 52,739

[1]	See Note 32.